Summary of Principal Accounting Policies - Schedule of disaggregation of revenue (Details) - Revenue, Segment Benchmark [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues	$ 7,368,220
North America [Member]
Revenues
Total revenues	6,440,166
Europe [Member]
Revenues
Total revenues	618,620
UAE
Revenues
Total revenues
Customer Concentration Risk [Member]
Revenues
Total revenues	$ 7,368,220	$ 9,972,437	$ 39,948,742	$ 27,282,305	$ 37,719,270	$ 25,325,945
Total revenues, percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Customer Concentration Risk [Member] | North America [Member]
Revenues
Total revenues					$ 33,614,414	$ 20,834,437
Total revenues, percentage					89.10%	82.30%
Customer Concentration Risk [Member] | Europe [Member]
Revenues
Total revenues					$ 3,340,017	$ 2,760,992
Total revenues, percentage					8.90%	10.90%
Customer Concentration Risk [Member] | UAE
Revenues
Total revenues					$ 416,230	$ 1,208,754
Total revenues, percentage					1.10%	4.80%
Geographic Concentration Risk [Member]
Revenues
Total revenues		$ 9,972,437	$ 39,948,742	$ 27,282,305
Total revenues, percentage	100.00%	100.00%	100.00%	100.00%
Geographic Concentration Risk [Member] | North America [Member]
Revenues
Total revenues		$ 9,253,394	$ 37,082,463	$ 24,586,833
Total revenues, percentage	87.40%	92.80%	92.80%	90.10%
Geographic Concentration Risk [Member] | Europe [Member]
Revenues
Total revenues		$ 682,545	$ 2,283,123	$ 2,297,987
Total revenues, percentage	8.40%	6.80%	5.70%	8.40%
Geographic Concentration Risk [Member] | UAE
Revenues
Total revenues		$ 34,650	$ 23,100	$ 378,786
Total revenues, percentage		0.30%	0.10%	1.40%
Hemp Cannabis E-vapors [Member] | Customer Concentration Risk [Member]
Revenues
Total revenues	$ 5,919,252	$ 8,549,486	$ 35,486,368	$ 22,906,860
Total revenues, percentage	80.30%	85.70%	88.80%	84.00%
Consuming E-vapors [Member] | Customer Concentration Risk [Member]
Revenues
Total revenues	$ 185,302	$ 564,076	$ 674,994	$ 1,820,170	$ 2,298,232	$ 2,467,976
Total revenues, percentage	2.50%	5.70%	1.70%	6.70%	6.00%	9.70%
Medical nebulizers [Member] | Customer Concentration Risk [Member]
Revenues
Total revenues	$ 650,690	$ 441,214	$ 2,217,233	$ 1,576,386	$ 2,595,381	$ 1,924,880
Total revenues, percentage	8.80%	4.40%	5.60%	5.80%	6.90%	7.60%
Online candy sales [Member] | Customer Concentration Risk [Member]
Revenues
Total revenues	$ 570,893	$ 296,516	$ 1,366,001	$ 771,899	$ 1,121,361	$ 439,624
Total revenues, percentage	7.70%	3.00%	3.40%	2.80%	3.00%	1.70%
Third-party sales of raw materials [Member] | Customer Concentration Risk [Member]
Revenues
Total revenues	$ (322)	$ 21,745	$ 55,503	$ 46,963	$ 57,972	$ 90,327
Total revenues, percentage	0.00%	0.20%	0.10%	0.10%	0.10%	0.40%
Related party sales of raw materials [Member] | Customer Concentration Risk [Member]
Revenues
Total revenues	$ 11,428		$ 15,677	$ 7,566	$ 12,621	$ 15,837
Total revenues, percentage	0.20%	0.00%	0.04%	0.10%	0.10%	0.10%
Others [Member]
Revenues
Total revenues	$ 309,434
Others [Member] | Customer Concentration Risk [Member]
Revenues
Total revenues	$ 30,977	$ 99,400	$ 132,966	$ 152,461	$ 209,953	$ 77,008
Total revenues, percentage	0.50%	1.00%	0.40%	0.50%	0.60%	0.30%
Others [Member] | Customer Concentration Risk [Member] | UAE
Revenues
Total revenues					$ 348,609	$ 521,762
Total revenues, percentage					0.90%	2.00%
Others [Member] | Geographic Concentration Risk [Member]
Revenues
Total revenues		$ 1,848	$ 560,056	$ 18,699
Total revenues, percentage	4.20%	0.10%	1.40%	0.10%